Contract Assets, Net and Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Contract Liabilities [Abstract]
Balance at beginning of the year	$ 196,515	$ 1,265,230
Additions	200,911	67,308
Recognized to revenue during the year	(196,515)	(1,136,023)
Ending balance	$ 200,911	$ 196,515